Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with maturities of three months or less. Cash and cash equivalents balance as of December 31, 2021 and 2022 primarily consist of the following currencies:

	December 31, 2021		December 31, 2022
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	1,341,236	1,341,236	246,786	246,786
US$	66,204	422,096	52,287	364,158
SGD	5,642	26,617	8,426	43,671
Others (i)	N/A	835	N/A	626

Total		1,790,784		655,241

(i)	As of December 31, 2021 and 2022, the other currencies consist of Hong Kong Dollar and Brazilian Real.